EATON VANCE INVESTMENT TRUST

FOR THE FUNDS:

        * EV Traditional Florida Limited Maturity Tax Free Fund

        * EV Traditional New York Limited Maturity Tax Free Fund


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                                [GRAPHIC LOGO]

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                         SEMI-ANNUAL SHAREHOLDER REPORT

                               SEPTEMBER 30, 1995

INFORMATION ABOUT YOUR MUTUAL FUND INVESTMENT

----------------------------------------------------------------------------------------------------------------------
RESULTS FOR THE SIX MONTHS      Dividends paid      NAV          Fund's                 If your combined   The after-tax
ENDING SEPTEMBER 30, 1995.          by Fund      per share    distribution               Federal & state  yield you would
                                (During period)  at 9/30/95  rate at 9/30/95             tax rate is...      need is...
----------------------------------------------------------------------------------------------------------------------
EV Traditional Florida
Limited Maturity Tax Free Fund      $0.236          $10.25        4.59%       [STATE MAP]     38.79%            7.50%
----------------------------------------------------------------------------------------------------------------------
EV Traditional New York
Limited Maturity Tax Free Fund      $0.236          $10.23        4.59%       [STATE MAP]     40.86%            7.76%
----------------------------------------------------------------------------------------------------------------------


TO SHAREHOLDERS

The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, as Gross Domestic Product should grow only modestly during 1995 at between 2% and 3%, with inflation of less than 3%. These characteristics bode well for all capital markets and particularly fixed-income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first nine months of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period, the tax-exempt market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would probably be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated.

However, for many reasons, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.
-------------------------------------------------------------------------------
DESPITE TAX POLICY UNCERTAINTIES TAX-EXEMPT BONDS YIELD MORE THAN 89% OF TREASURY YIELDS

BAR CHART DEPICTING THE FOLLOWING:

30-YR. AA GENERAL OBLIGATION (GO) BONDS*        5.90%

TAXABLE EQUIVALENT YIELD OF INVESTMENT
FOR COUPLE IN 36% TAX BRACKET                   9.21%

30-YR. TREASURY BONDS                           6.50%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.
* GO yield is a compilation of a representative variety of general obligation bonds and is not necessarily represented by the Fund's yield.
Statistics as of September 30, 1995.
Past performance is no guarantee of future results.
Source: Bloomberg, L.P.
-------------------------------------------------------------------------------
We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax free income from a portfolio of quality municipal bonds.+

[PHOTO OF THOMAS J. FETTER]             Sincerely,

                                        /s/ Thomas J. Fetter

                                        Thomas J. Fetter
                                        President
                                        November 20, 1995


+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

                         [PHOTO OF RAYMOND E. HENDER]

MANAGEMENT DISCUSSION

An interview with Raymond E. Hender, Vice President, and Portfolio Manager of the Limited Maturity Tax Free Portfolios.

Q. RAY, HOW WOULD YOU DESCRIBE THE MARKET CLIMATE IN RECENT MONTHS?

R.H.: The economy has given a lot of mixed signals in recent months, and that has added some uncertainty to the market. On one hand, the economy continues to expand a bit. On the other hand, there is evidence that the economy is reaching a mature phase. Consumers appear to have nearly exhausted their borrowing power, and auto and home sales have flagged somewhat. Importantly, inflation has remained in check, in the 2% range. With inflation posing little threat, we feel interest rates should be stable-to-modestly lower for the foreseeable future.

Q. WHAT CHANGES HAVE YOU MADE TO THE PORTFOLIOS?

R.H.: The Portfolios' objective of seeking to maximize income while limiting net asset volatility has remained unchanged. We did, however, slightly alter the make-up of the Portfolios to take advantage of a changing market.

      From a credit standpoint, we've added to our holdings of non-rated bonds, which should provide some new opportunities for the Portfolios. We've also positioned the Portfolios' investments more evenly along the yield curve to take advantage of a flatter curve. That's preferable to concentating on one area of the curve. In some cases, focusing on the short end alone results in minimizing income, while focusing on the long end may provide too much volatility. Given a flatter yield curve, we've been able to spread our investment and to offer a measure of protection against getting caught at the wrong end.

      With a more constructive outlook for the market, we were comfortable in slightly increasing the Portfolios' exposure to interest rate changes. Accordingly, we've sold bonds with the lowest book yield and lowest durations and slightly increased the Portfolios' average durations.

      Finally, from a quality standpoint, the Portfolios have maintained an average rating of AA. While the ratings mix within the Portfolios is changing, our credit standards remain the same.

Q. WHAT IS THE ADVANTAGE OF INVESTING IN NON-RATED BONDS?

R.H.: Non-rated bonds may provide some unusual opportunties for investors. Eaton Vance has added to its analytical staff in recent months and has thereby enhanced its research capabilities. We can now provide the intensive research and constant monitoring that non-rated issues demand. In addition to providing opportunities to enhance the Portfolios' yields, investing in non-rated bonds represents a further diversification of the Portfolios. For example, insured issues - which now represent 40% of the market - are insured by only five major insurance companies. By including bonds with so-called "stand-alone ratings" - those without third-party ratings - we are diversifying away from these monoline insurers. I think that's a positive development for the Portfolios.

Q. WHAT CHANGES HAVE YOU MADE FROM A SECTOR STANDPOINT?

R.H.:  As just mentioned, we've lightened up on the insured sector a bit.
      We've also somewhat reduced the Portfolios' exposure to solid waste bonds and electric utilities. Finally, we have become more selective with respect to hospitals and the healthcare sector.

      The solid waste sector tends to be very project-specific. Recent court rulings have eliminated floor supports for some of these projects, so there will be winners and losers in the resource recovery field. We're focusing on projects we believe will benefit from these rulings. In the electric utility sector, the onset of wholesale wheeling has reduced the credit quality of some utilities, as large customers choose less costly alternatives.

Q. WHY HAVE YOU BEEN REDUCING YOUR HOSPITAL EXPOSURE?

R.H.: The hospital sector has become more competitive with shifting demographics and rising pressure to reduce health care costs. In a tougher competitive environment, some hospitals will emerge with a larger market share, while others will face a bleak future. We've tried to focus on those hospitals and alternative health care facilities, such as assisted living centers, that will be among the beneficiaries of the newly competitive climate.

Q. WHAT KIND OF HOSPITALS ARE YOU LOOKING AT?

R.H.: We look for hospitals that have especially favorable demographics.
     Others may have a unique market niche, such as rehabilitation or organ transplant. Finally, we look for hospitals that have formed strategic alliances with health maintenace organizations (HMOs). It's clear that HMOs represent the wave of the future for health care. The hospitals that have formed these alliances, or have merged with other institutions, have managed to sharply reduce their cost structures. As a result, we believe they can deliver health care more efficiently.

Q. EARLIER YOU MENTIONED MAINTAINING STRICT CREDIT STANDARDS. COULD YOU EXPAND A BIT ON THAT THEME?

R.H.: Certainly. At Eaton Vance, we have established very rigorous credit standards. We follow a credit-intensive approach and monitor issuers very closely for any change in their creditworthiness. We try to detect early any sign of deteriorating conditions that might adversely affect an issuer's cash flows or compromise its ability to comfortably meet interest payments. Unless a bond issuer can meet our strict credit criteria, we reject it as a candidate for investment and direct our investments elsewhere. That is true regardless of the market climate.

Q. WE KEEP HEARING ABOUT THE PROPOSALS FOR A FLAT TAX. ARE THEY LIKELY TO PASS IN YOUR VIEW?

R.H.: At first blush, the flat tax is very appealing to voters. Who, after all, doesn't like the idea of lower tax rates? However, the closer people look at these proposals and their likely ramifications, the less enthusiastic they become. The dimensions of such large scale changes in the tax code are far-reaching. Such changes would affect many special interests, not to mention the possibility of eliminating the deductibility of mortgage interest. Moreover, by reducing the attractiveness of tax-free bonds, such legislation would compromise the ability of states and municipalities to raise money for much-needed projects such as health care facilities, roads and infrastructure repairs. In my view, that simply will not be tolerated by the American public. While it's very likely that tax reform will pass in some form, municipal bonds will likely retain their tax-advantaged status.

Q. LOOKING AHEAD, WHAT IS YOUR OUTLOOK FOR THE MARKET?

R.H.: Because of investors' flat tax concerns - which are greatly exaggerated in my view - the municipal market has lagged the Treasury market in 1995. But 10-year municipal bonds still offer yields that are nearly 83% of 30-year muni yields, according to Bloomberg Financial, representing good value in the intermediate range. As we noted earlier, the economy shows signs of maturing, usually a favorable time to consider bonds. And, a flat yield curve typically signals value in the intermediate range. If the Federal Reserve chooses to lower interest rates, as has been rumored for many months, the outlook for bonds could improve further. Naturally, past trends don't always provide a clue to future performance. But, in my view, fixed-income investors who want to limit their volatility while enjoying a competitive level of tax-free income, should consider the intermediate-term market.

EV TRADITIONAL FLORIDA LIMITED MATURITY TAX FREE FUND

The Florida economy has been slightly weaker than expected in 1995, as job growth has slowed and income growth has leveled off. Current state forecasts call for per capita income to grow 6.5% in 1995, following a 7.4% rise in 1994. The slowdown reflects a slightly slower growth in population, which is expected to rise by 1.8% in 1995. An increase in tourism has been generally offset by a decline in residential construction spending of $200 million in the first six months of the year. Single family home construction has been hurt by a bias toward less costly multi-family projects. Commercial construction, on the other hand, has risen $80 million above state forecasts. Predictably, given the state's large retirement and tourist-based economy, service industry job growth continues at a fast pace.


--------------------------------------------------------------------------------
[STATE MAP]     PORTFOLIO OVERVIEW
                Based on market value as of September 30, 1995
                Number of issues............................       83
                Average quality.............................       AA
                Investment grade............................     98.9%
                Effective maturity..........................     5.82 yrs.

Largest sectors:
    Escrowed/prerefunded....................................     22.8%
    General obligations.....................................     13.2
    Insured hospitals.......................................      8.7*
    Insured transportation..................................      8.2*
    Utilities ..............................................      7.1

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
--------------------------------------------------------------------------------

EV TRADITIONAL NEW YORK LIMITED MATURITY TAX FREE FUND

The state economy has suffered from cutbacks in key industries, with job growth remaining flat. Moreover, New York is nearing a critical juncture, facing rising social costs at a time when the administration is proposing tax cuts. Governor Pataki's goal of matching spending to ongoing revenue resources is positive for the state's long-term credit standing but may produce near-term turmoil. The 1996-97 budget talks are likely to be especially contentious given the need to balance tax reductions with spending cuts. The state anxiously awaits the outcome of the Medicaid funding debate in Congress, given its $10 billion Medicaid bill. New Yorkers also face the issue of debt reform, which, if passed by voters, could lead to a more responsible borrowing process.


--------------------------------------------------------------------------------
[STATE MAP]     PORTFOLIO OVERVIEW
                Based on market value as of September 30, 1995
                Number of issues............................        81
                Average quality.............................        AA
                Investment grade............................       100%
                Effective maturity..........................      5.73 yrs.

Largest sectors:
    Escrowed/prerefunded....................................      15.5%
    Education...............................................       9.5
    Insured transportation..................................       8.6*
    Special tax revenue.....................................       8.5
    General obligations.....................................       8.1

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
--------------------------------------------------------------------------------

                EV Traditional Limited Maturity Tax Free Funds
                             Financial Statements

                                        STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------------------
                                          September 30, 1995 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                        TRADITIONAL FLORIDA    TRADITIONAL NEW YORK
                                                                            LIMITED FUND           LIMITED FUND
                                                                        -------------------    --------------------
ASSETS:
    Investments-
      Identified cost                                                       $  604,144              $  821,480
      Unrealized appreciation                                                   11,422                  18,488
                                                                            ----------              ----------
    Total investment in Portfolio, at value (Note 1A)                       $  615,566              $  839,968
    Receivable from the Administrator (Note 4)                                  10,623                   9,876
    Deferred organization expenses (Note 1D)                                     6,595                   8,399
                                                                            ----------              ----------
          Total assets                                                      $  632,784              $  858,243
                                                                            ----------              ----------

LIABILITIES:
    Dividends payable                                                       $    2,331              $    3,221
    Payable to affiliates -
      Custodian fee                                                                 84                      84
    Accrued expenses                                                            11,604                   2,070
                                                                            ----------              ----------
          Total liabilities                                                 $   14,019              $    5,375
                                                                            ----------              ----------
NET ASSETS applicable to investors' interest in Portfolio                   $  618,765              $  852,868
                                                                            ==========              ==========

SOURCES OF NET ASSETS:
    Net proceeds from capital contributions and withdrawals                 $  609,129              $  838,260
    Accumulated net realized loss on investment and financial
      futures transactions (computed on the basis of identified cost)           (1,345)                 (3,271)
    Accumulated distributions in excess of net investment income                  (441)                   (609)
    Unrealized appreciation of investments
      from Portfolio (computed on the basis on identified cost)                 11,422                  18,488
                                                                            ----------              ----------
          Total                                                             $  618,765              $  852,868
                                                                            ==========              ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                       60,352                  83,364
                                                                            ==========              ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets / shares of beneficial interest outstanding)                    $10.25                  $10.23
                                                                            ==========              ==========
COMPUTATION OF OFFERING PRICE PER SHARE
    (100/97.50 of net asset value per share)                                    $10.51                  $10.49
                                                                            ==========              ==========

On sales of $100,000 or more the offering price is reduced.

                       See notes to financial statements

                                                 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
                                      Six Months Ended September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------------------------------------------
                                                                        TRADITIONAL FLORIDA     TRADITIONAL NEW YORK
                                                                            LIMITED FUND             LIMITED FUND
                                                                        -------------------     --------------------
INVESTMENT INCOME:
    Interest income allocated from Portfolio                                $   9,548                $  25,020
    Expenses allocated from Portfolio                                          (1,070)                  (2,554)
                                                                            ---------                ---------
      Net investment income from Portfolio                                  $   8,478                $  22,466
                                                                            ---------                ---------

    Expenses-
      Compensation of Trustees not members of the
          Investment Adviser's organization (Note 4)                        $     113                $     295
      Distribution costs (Note 5)                                                  11                        8
      Transfer and dividend disbursing agent fees                                 155                      410
      Custodian fees (Note 4)                                                   1,502                    1,491
      Printing and postage                                                      3,239                    3,291
      Legal and accounting services                                             2,742                    2,921
      Amortization of organization expenses (Note 1D)                           2,075                    1,275
      Miscellaneous                                                               993                      524
                                                                            ---------                ---------
          Total expenses                                                    $  10,830                $  10,215
      Deduct preliminary allocation of expenses to the
        Administrator (Note 4)                                                 10,623                    9,876
                                                                            ---------                ---------
            Net expenses                                                    $     207                $     339
                                                                            ---------                ---------
                Net investment income                                       $   8,271                $  22,127
                                                                            ---------                ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from Portfolio-
      Investment transactions (identified cost basis)                       $     253                $   1,338
      Financial futures contracts                                              (1,083)                  (4,202)
                                                                            ---------                ---------
                Net realized loss                                           $    (830)               $  (2,864)
      Change in unrealized appreciation of investments                          6,993                   16,635
                                                                            ---------                ---------
                  Net realized and unrealized gain                          $   6,163                $  13,771
                                                                            ---------                ---------
                      Net increase in net assets from operations            $  14,434                $  35,898
                                                                            =========                =========





                       See notes to financial statements

                                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
                                      Six Months Ended September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------------------------------------------
                                                                        TRADITIONAL FLORIDA     TRADITIONAL NEW YORK
                                                                            LIMITED FUND            LIMITED FUND
                                                                        -------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
    From operations -
      Net investment income                                                 $   8,271               $   22,127
      Net realized loss on investments                                           (830)                  (2,864)
      Change in unrealized appreciation of investments                          6,993                   16,635
                                                                            ---------               ----------
            Net increase in net assets from operations                      $  14,434               $   35,898
                                                                            ---------               ----------

    Distributions to shareholders (Note 2) -
      From net investment income                                            $  (8,271)              $  (22,127)
      In excess of net investment income                                         (193)                    (415)
                                                                            ---------               ----------
            Total distributions to shareholders                             $  (8,464)              $  (22,542)
                                                                            ---------               ----------

    Transactions in shares of beneficial interest (Note 3) -
      Proceeds from sales of shares                                         $ 395,810               $1,297,670
      Net asset value of shares issued to shareholders in
          payment of distributions declared                                     4,658                    7,485
      Cost of shares redeemed                                                 (28,418)                (645,159)
                                                                            ---------               ----------
          Increase in net assets from Fund share transactions               $ 372,050               $  659,996
                                                                            ---------               ----------
            Net increase in net assets                                      $ 378,020               $  673,352

NET ASSETS:
    At beginning of period                                                    240,745                  179,516
                                                                            ---------               ----------
    At end of period                                                        $ 618,765               $  852,868
                                                                            =========               ==========
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT END OF PERIOD                                 $    (441)              $     (609)
                                                                            =========               ==========

                       See notes to financial statements

                                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                         Period Ended March 31, 1995*
---------------------------------------------------------------------------------------------------------------------
                                                                        TRADITIONAL FLORIDA    TRADITIONAL NEW YORK
                                                                            LIMITED FUND           LIMITED FUND
                                                                        -------------------    --------------------
Increase (Decrease) in Net Assets:
    From operations -
      Net investment income                                                 $   4,534                $   2,962
      Net realized loss on investments                                           (515)                    (407)
      Unrealized appreciation of investments                                    4,429                    1,853
                                                                            ---------                ---------
            Net increase in net assets from operations                      $   8,448                $   4,408
                                                                            ---------                ---------

    Distributions to shareholders (Note 3) -
      From net investment income                                            $  (4,534)               $  (2,962)
      In excess of net investment income                                         (248)                    (194)
                                                                            ---------                ---------
            Total distributions to shareholders                             $  (4,782)               $  (3,156)
                                                                            ---------                ---------

    Transactions in shares of beneficial interest (Note 3) -
      Proceeds from sales of shares                                         $ 253,115                $ 190,691
      Net asset value of shares issued to shareholders in
          payment of distributions declared                                     4,329                    1,557
      Cost of shares redeemed                                                 (20,375)                 (13,994)
                                                                            ---------                ---------
          Increase in net assets from Fund share transactions               $ 237,069                $ 178,254
                                                                            ---------                ---------
            Net increase in net assets                                      $ 240,735                $ 179,506

NET ASSETS:
    At beginning of period                                                         10                       10
                                                                            ---------                ---------
    At end of period                                                        $ 240,745                $ 179,516
                                                                            =========                =========
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT END OF PERIOD                                 $    (248)               $    (194)
                                                                            =========                =========

*    For the Traditional Florida and New York Limited Maturity Tax Free Funds, the Statements of Changes in Net Assets
     are for the period from the start of business, July 5, 1994, and July 6, 1994, respectively, to March 31, 1995.





                       See notes to financial statements

                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
                                                    TRADITIONAL FLORIDA                       TRADITIONAL NEW YORK
                                                        LIMITED FUND                             LIMITED FUND
                                           ----------------------------------------   ----------------------------------------
                                              SIX MONTHS ENDED                           SIX MONTHS ENDED
                                             SEPTEMBER 30, 1995    PERIOD ENDED         SEPTEMBER 30, 1995    PERIOD ENDED
                                                (UNAUDITED)       MARCH 31, 1995*           (UNAUDITED)      MARCH 31, 1995*
                                           --------------------   -----------------   --------------------  ------------------
NET ASSET VALUE, beginning of period              $  10.070          $  10.000              $  10.030           $  10.000
                                                  ---------          ---------              ---------           ---------
INCOME FROM OPERATIONS:
    Net investment income                         $   0.230          $   0.321              $   0.231           $   0.325
    Net realized and unrealized gain
      on investments                                  0.185              0.088                  0.204               0.051
                                                  ---------          ---------              ---------           ---------
      Total income from operations                $   0.415          $   0.409              $   0.435           $   0.376
                                                  ---------          ---------              ---------           ---------
LESS DISTRIBUTIONS:
    From net investment income                    $  (0.230)         $  (0.321)             $  (0.231)          $  (0.325)
    In excess of net investment income               (0.005)            (0.018)                (0.004)             (0.021)
                                                  ---------          ---------              ---------           ---------
      Total distributions                         $  (0.235)         $  (0.339)             $  (0.235)          $  (0.346)
                                                  ---------          ---------              ---------           ---------
NET ASSET VALUE, end of period                    $  10.250          $  10.070              $  10.230           $  10.030
                                                  =========          =========              =========           =========

TOTAL RETURN (1)                                      4.17%              4.19%                  4.39%               3.87%

RATIOS/SUPPLEMENTAL DATA++:
    Net assets, end of period (000 omitted)       $     619          $     241              $     853           $     180
    Ratio of net expenses to average
      daily net assets (2)                            0.68%+             0.74%+                 0.59%+              0.98%+
    Ratio of net investment income to
      average daily net assets                        4.40%+             4.52%+                 4.52%+              5.96%+

++  For the period from the start of business for the Traditional Florida and New York Limited Maturity Tax Free Funds, July 5,
    1994, and July 6, 1994, respectively, to March 31, 1995, and for the six months ended September 30, 1995, the operating expenses of the Funds reflect an allocation of expenses to the Administrator. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:

NET INVESTMENT INCOME (LOSS) PER SHARE            $  (0.065)         $  (0.506)             $   0.128           $  (1.178)
                                                  =========          =========              =========           =========

RATIOS (as a percentage of average daily net assets):
    Expenses (2)                                      6.33%+            12.20%+                 2.61%+             28.54%+
    Net investment income (loss)                     (1.25%)+           (6.94%)+                2.50%+            (21.60%)+

*    For the Traditional Florida and New York Limited Maturity Tax Free Funds, Financial Highlights are for the period from the start of business, July 5, 1994, and July 6, 1994, respectively, to March 31, 1995.
+    Computed on an annualized basis.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.


                       See notes to financial statements

                        NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-six Funds, two of which are included in these financial statements. They include EV Traditional Florida Limited Maturity Tax Free Fund, ("Traditional Florida Limited Fund"), and EV Traditional New York Limited Maturity Tax Free Fund ("Traditional New York Limited Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Traditional Florida Limited Fund invests its assets in the Florida Limited Maturity Tax Free Portfolio, and the Traditional New York Limited Fund invests its assets in the New York Limited Maturity Tax Free Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (0.4%, and 0.5% at September 30, 1995 for the Traditional Florida Limited Fund and Traditional New York Limited Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION - Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

B. INCOME - Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At March 31, 1995, the Traditional Florida Limited Fund and Traditional New York Limited Fund, for Federal income tax purposes, had capital loss carryovers of $86 and $120, respectively, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which will otherwise be necessary to relieve each Fund of any liability for Federal income taxes. Such capital loss carryovers will expire on March 31, 2003. Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for Federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years beginning on the date each Fund commenced operations.

E. OTHER - Investment transactions are accounted for on a trade date basis.

F. INTERIM FINANCIAL INFORMATION - The interim financial statements relating to September 30, 1995 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
-------------------------------------------------------------------------------

(2) DISTRIBUTIONS TO SHAREHOLDERS

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      TRADITIONAL FLORIDA LIMITED FUND          TRADITIONAL NEW YORK LIMITED FUND
                                                    -----------------------------------        -----------------------------------
                                                     Six Months Ended                           Six Months Ended
                                                    September 30, 1995                         September 30, 1995
                                                       (Unaudited)       March 31, 1995*           (Unaudited)      March 31, 1995*
                                                    ------------------   --------------        ------------------   --------------
Sales                                                   38,785              25,560                 128,499              19,146
Issued to shareholders electing to receive
    payments of distributions in Fund shares               457                 437                     736                 157
Redemptions                                             (2,805)             (2,083)                (63,777)             (1,398)
                                                        ------              ------                 -------              ------
      Net increase                                      36,437              23,917                  65,458              17,905
                                                        ======              ======                 =======              ======

* For the Traditional Florida Limited and the Traditional New York Limited Funds, the period is from the commencement of operations, July 5, 1994, and July 6, 1994, respectively, to March 31, 1995.

--------------------------------------------------------------------------------
(4) TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report. To enhance the net income of the Funds, $10,623 and $9,876 of expenses related to the operation of the Traditional Florida Limited Fund and Traditional New York Limited Fund, respectively, were allocated, on a preliminary basis, to EVM. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IBT. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

--------------------------------------------------------------------------------
(5) SERVICE PLAN

Each Fund has adopted a Service Plan designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers, Inc. The Plans provide that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc., a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amo unts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.15% of each Fund's average daily net assets for any fiscal year which is attributable to shares of a Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Traditional Florida Limited Fund and Traditional New York Limited Fund paid or accrued service fees to or payable to EVD in the amount of $11 and $8, respectively, for the six months ended September 30, 1995.

Certain of the officers and Trustees of the Funds are officers or directors of EVD.

--------------------------------------------------------------------------------

(6) INVESTMENT TRANSACTIONS

Increases and decreases in each Fund's investment in its corresponding
Portfolio for the six months ended September 30, 1995 were
as follows:
                                                         TRADITIONAL         TRADITIONAL
                                                           FLORIDA            NEW YORK
                                                        LIMITED FUND        LIMITED FUND
                                                        ------------        ------------
Increases                                               $408,145              $1,312,898
Decreases                                                 39,745                 678,432

                 Florida Limited Maturity Tax Free Portfolio
           Portfolio of Investments - September 30, 1995 (Unaudited)

--------------------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        ESCROWED/PREREFUNDED - 22.8%
Aaa         AAA         $ 1,015         Dade County FL, Educational
                                        Facilities Authority,(MBIA),
                                        Prerefunded to 10/1/01,
                                        7.00%, 10/1/08                          $ 1,162,510
Aaa         AAA           1,000         Dunnedin FL Hospital,
                                        Mease Health Care,(MBIA),
                                        Prerefunded to 11/15/01,
                                        6.75%, 11/15/211,134,270
Aaa         AAA           3,000         Florida Board of Education
                                        Capital Outlay, Prerefunded
                                        to 6/1/00, 7.25%, 6/1/23                  3,405,330
Aaa         AAA           1,500         Florida Department of
                                        Natural Resources, Preservation
                                        2000, (MBIA), 7.25%, 7/1/08               1,650,120
Aaa         AAA           1,000         Florida MPA, All Require-
                                        ments Power Supply Project,
                                        (AMBAC), Prerefunded to
                                        10/1/02, 6.25%, 10/1/21                   1,112,240
Aaa         AAA           1,500         Florida MPA, Stanton II
                                        Project, (AMBAC), Prerefunded
                                        to 6/1/02, 6.50%, 10/1/20                 1,690,575
Aaa         AAA           1,780         Hollywood FL Water &
                                        Sewer, (FGIC), Prerefunded
                                        to 10/1/02, 6.375%, 10/1/02               1,980,837
Aaa         AAA           1,500         Jacksonville Beach Utilities,
                                        (MBIA), Prerefunded to
                                        10/1/01, 6.50%, 10/1/12                   1,678,995
Aaa         AAA           2,500         Jacksonville Electric Authority,
                                        Bulk Power Supply System,
                                        Prerefunded to 10/1/00,
                                        6.75%, 10/1/21                            2,790,875
Aaa         AAA           4,485         Jacksonville Electric Authority,
                                        Bulk Power Supply System,
                                        Prerefunded to 10/1/00,
                                        6.75%, 10/1/16                            5,006,830
Aaa         AAA           1,000         Manatee County Public
                                        Utilities, (MBIA), Prerefunded
                                        to 10/1/01, 6.80%, 10/1/05                1,134,930
Aaa         AAA           3,250         Orlando Utility Community
                                        Water & Electric, Prerefunded
                                        to 10/1/01, 6.50%, 10/1/20                3,637,823
Aaa         AAA           2,000         Palm Bay FL Utility, Palm Bay
                                        Utility Corporation, (MBIA),
                                        Prerefunded to 10/1/02,
                                        6.20%, 10/1/17                            2,218,560
Aaa         AAA           2,805         Palm Beach County Criminal
                                        Justice Facilities, (FGIC),
                                        Prerefunded to 6/1/00,
                                        7.00%, 6/1/01                             3,154,727
                                                                                -----------
                                                                                $31,758,622
                                                                                -----------
                                        GENERAL OBLIGATIONS - 13.2%
Aa          AA          $ 1,500         Florida State Board of
                                        Education, 6.25%, 6/1/01                $ 1,635,990
Aa          AA            1,500         Florida State Board of
                                        Education, 6.75%, 6/1/12                  1,670,535
Aa          AA            2,000         Florida State Board of
                                        Education, 6.75%, 6/1/00                  2,207,360
Aa          AA            1,295         Florida State Board of
                                        Education, 6.75%, 6/1/04                  1,423,412
NR          A               350         Hillsborough County,
                                        (Environmentally Sensitive
                                        Lands Acquisition and
                                        Protection Program), 6.00%,
                                        7/1/03                                      370,136
Baa1        A             1,000         Puerto Rico Public Building
                                        Authority, 6.50%, 7/1/03                  1,097,230
Baa1        A-            2,000         Puerto Rico Municipal
                                        Finance Agency, 5.50%,
                                        7/1/01                                    2,057,240
Baa1        A-              775         Puerto Rico Municipal
                                        Finance Agency, 5.60%,
                                        7/1/02                                      798,134
Baa1        A-            5,400         Puerto Rico Municipal
                                        Finance Agency, 5.875%,
                                        7/1/05                                    5,587,704
NR          NR            1,500         Virgin Islands Public
                                        Finance
                                        Authority, 6.80%, 10/1/00                 1,602,960
                                                                                -----------
                                                                                $18,450,701
                                                                                -----------
                                        HOSPITALS - 3.9%
NR          BBB         $   470         Escambia County
                                        Health Facilities Authority,
                                        (Baptist Hospital Inc., and
                                        Baptist Manor Inc.), 5.00%,
                                        10/1/95                                 $   470,005
NR          BBB             490         Escambia County Health
                                        Facilities Authority, (Baptist
                                        Hospital Inc., and Baptist
                                        Manor Inc.), 5.50%, 10/1/96                 493,278
NR          BBB             515         Escambia County Health
                                        Facilities Authority, (Baptist
                                        Hospital Inc., and Baptist
                                        Manor Inc.), 6.00%, 10/1/97                 523,276

--------------------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
NR          BBB             545         Escambia County Health
                                        Facilities Authority, (Baptist
                                        Hospital Inc., and Baptist
                                        Manor Inc.), 6.25%,
                                        10/1/98                                     558,690
Baa1        NR              425         Jacksonville Health Facilities
                                        Authority, (National Benevolent
                                        Association-Cypress Village
                                        Project), 6.00%, 12/1/98                    429,573
Baa1        NR              450         Jacksonville Health Facilities
                                        Authority, (National Benevolent
                                        Association-Cypress Village
                                        Project), 6.25%, 12/1/99                    457,839
Baa1        NR              480         Jacksonville Health Facilities
                                        Authority, (National Benevolent
                                        Association-Cypress Village
                                        Project), 6.50%, 12/1/00                    489,821
NR          A-            1,635         Palm Beach County Health
                                        Facilities Authority, Good
                                        Samaritan Health Systems
                                        Inc., 5.60% 10/1/01                       1,670,807
A           BBB+            290         St. Johns County Industrial
                                        Development Authority,
                                        (Flagler Hospital Project),
                                        5.60%, 8/1/01                               296,911
                                                                                -----------
                                                                                $ 5,390,200
                                                                                -----------
                                        HOUSING - 1.4%
Baa         BBB         $ 2,000         Puerto Rico Housing Bank
                                        and Finance Agency, 5.10%,
                                        12/1/03                                 $ 1,961,960
                                                                                -----------
                                        INDUSTRIAL DEVELOPMENT REVENUE - 2.6%
Baa2        BBB         $ 1,470         Nassau County PCR, (ITT
                                        Rayonier Incorporated
                                        Project), 5.60%, 6/1/00                 $ 1,492,109
B1          BB+           2,000         Polk County, Florida,
                                        Industrial Development
                                        Authority, (IMC Fertilizer),
                                        7.525%, 1/1/15                            2,089,640
                                                                                -----------
                                                                                $ 3,581,749
                                                                                -----------
                                        INSURED GENERAL OBLIGATIONS - 5.4%
Aaa         AAA         $ 2,475         Dade County Local School
                                        District, (MBIA), 6.40%,
                                        8/1/00                                  $ 2,705,868
Aaa         AAA           1,500         Dade County Local School
                                        District, (MBIA), 6.00%,
                                        8/1/06                                    1,573,320
Aaa         AAA           1,000         Dade County Local School
                                        District, (MBIA), 5.20%,
                                        8/1/07                                    1,007,330
Aaa         AAA             500         Duval County Local
                                        School District, (AMBAC),
                                        6.00%, 8/1/03                               542,790
Aaa         AAA           1,580         Sarasota County FL,
                                        (FGIC), 6.25%,10/1/05                     1,707,222
                                                                                -----------
                                                                                $ 7,536,530
                                                                                -----------
                                        INSURED HEALTH CARE - 3.2%
Aaa         AAA         $ 4,000         Jacksonville Health Facilities
                                        Authority, (Baptist Medical
                                        Center Project), (MBIA),
                                        7.25%, 6/1/05                           $ 4,436,280
                                                                                -----------
                                        INSURED HOSPITALS - 8.7%
Aaa         AAA         $ 1,050         Hillsborough County
                                        Hospital Authority, (Tampa
                                        General Hospital Project),
                                        (FSA), 5.875%, 10/1/00                  $ 1,126,493
Aaa         AAA           2,000         Hillsborough County
                                        Hospital Authority, (Tampa
                                        General Hospital Project),
                                        (FSA), 6.375%, 10/1/13                    2,081,100
Aaa         AAA           1,000         City of Lakeland, (Lakeland
                                        Regional Medical Center
                                        Project), (FGIC), 5.40%,
                                        11/15/01                                  1,057,980
Aaa         AAA           1,360         North Broward Hospital
                                        District, (MBIA), 6.20%,
                                        1/1/04                                    1,480,972
Aaa         AAA           1,000         Orange County Health Facilities
                                        Authority, (Adventist Health
                                        System/Sunbelt Inc,) (CGIC),
                                        5.50%, 11/15/02                           1,063,370
Aaa         AAA           4,500         South Broward Hospital
                                        District, (AMBAC), 7.50%,
                                        5/1/08                                    5,260,725
                                                                                -----------
                                                                                $12,070,640
                                                                                -----------
                                        INSURED HOUSING - 1.4%
Aaa         AAA         $ 2,000         Florida Housing Finance
                                        Agency, Multi-Family
                                        Housing, (Lantana-Oxford
                                        Project),(FSA), 5.50%,
                                        11/1/07                                 $ 2,006,920
                                                                                -----------
                                        INSURED LEASE REVENUE/
                                        CERTIFICATES OF PARTICIPATION - 1.1%
Aaa         AAA         $ 1,150         City of Collier County,
                                        Certificate of Participation,
                                        (FSA), 5.35%, 2/15/02                   $ 1,193,827
Aaa         AAA             315         Santa Rosa County, Florida,
                                        (FSA), 5.90%, 2/1/01                        338,118
                                                                                -----------
                                                                                $ 1,531,945
                                                                                -----------

--------------------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        INSURED MISCELLANEOUS - 2.5%
Aaa         AAA         $ 2,000         City of Jacksonville,
                                        Guaranteed Entitlement,
                                        (AMBAC), 5.50%,
                                        10/1/02                                 $ 2,134,880
Aaa         AAA             500         Lee County Capital
                                        Revenue, (MBIA), 7.30%,
                                        10/1/07                                     557,640
Aaa         AAA             755         Miami Sports and Exhibition
                                        Authority,  Special Obligation,
                                        (FGIC), 5.65%, 10/1/02                      809,858
                                                                                -----------
                                                                                $ 3,502,378
                                                                                -----------
                                        INSURED SOLID WASTE - 0.4%
Aaa         AAA         $   535         Pinellas County Resource
                                        Recovery, (MBIA), 6.85%,
                                        10/1/03                                 $   599,216
                                                                                -----------
                                        INSURED SPECIAL TAX - 5.3%
Aaa         AAA         $ 1,525         Florida Department of
                                        Natural Resources,
                                        Preservation 2000,
                                        (AMBAC), 6.70%, 7/1/05                  $ 1,713,277
Aaa         AAA           5,150         Tampa FL Utility Tax,
                                        (AMBAC), 6.50%, 10/1/02                   5,703,419
                                                                                -----------
                                                                                $ 7,416,696
                                                                                -----------
                                        INSURED TRANSPORTATION - 8.2%
Aaa         AAA         $ 1,700         Hillsborough County
                                        Aviation Authority, Tampa
                                        International Airport, (FGIC),
                                        6.60%, 10/1/03                          $ 1,855,601
Aaa         AAA           2,000         Hillsborough County
                                        Aviation Authority, Tampa
                                        International Airport, (FGIC),
                                        6.80%, 10/1/05                            2,186,000
Aaa         AAA           3,120         Hillsborough County
                                        Aviation Authority, Tampa
                                        International Airport, (FGIC),
                                        6.85%, 10/1/06                            3,408,600
Aaa         AAA           1,000         Port Everglades Authority FL,
                                        Port Facilities, (FGIC), 7.00%,
                                        9/1/00                                    1,119,680
Aaa         AAA           2,500         Palm Beach County, Florida,
                                        Airport, (MBIA), 7.75%,
                                        10/1/10                                   2,917,700
                                                                                -----------
                                                                                $11,487,581
                                                                                -----------
                                        INSURED WATER & SEWER - 5.5%
Aaa         AAA         $   600         Cape Coral FL Wastewater,
                                        (FSA), 5.75%, 7/1/01                    $   640,026
Aaa         AAA             790         Cape Coral FL Wastewater,
                                        (FSA), 6.10%, 7/1/05                        845,087
Aaa         AAA           2,000         Manatee County FL, Public
                                        Utilities, (MBIA), 6.75%,
                                        10/1/04                                   2,291,520
Aaa         AAA           1,005         Northern Palm Beach
                                        County FL, Water Control
                                        District, (MBIA), 7.15%,
                                        11/1/02                                   1,107,329
Aaa         AAA           1,080         Northern Palm Beach County
                                        FL Water Control District,
                                        (MBIA), 7.15%, 11/1/03                    1,188,875
Aaa         AAA           1,000         Pasco County FL, Water &
                                        Sewer Revenue,(FGIC),
                                        5.40%, 10/1/03                            1,060,530
Aaa         AAA             500         Port Orange FL Water &
                                        Sewer Revenue,(AMBAC), 6.50%, 10/1/04       541,210
                                                                                -----------
                                                                                $ 7,674,577
                                                                                -----------
                                        MISCELLANEOUS - 0.7%
Baa         BBB         $ 1,000         Puerto Rico Housing Bank
                                        & Finance Agency, 5.00%,
                                        12/1/02                                 $   982,830
                                                                                -----------
                                        SOLID WASTE - 0.8%
A           NR          $ 1,165         Brevard County, Florida,
                                        Solid Waste Management
                                        System, 5.00%, 4/1/01                   $ 1,174,448
                                                                                -----------
                                        SPECIAL TAX REVENUE - 0.3%
Baa1        BBB+        $  400          Puerto Rico Infrastructure
                                        Financing Authority, 7.60%,
                                        7/1/00                                  $   437,924
                                                                                -----------
                                        TRANSPORTATION  - 0.7%
A           A           $  925          Florida Sunshine Skyway
                                        Revenue Bonds, 6.40%,
                                        7/1/04                                  $   994,856
                                                                                -----------
                                        UTILITIES - 7.1%
Aa1         AA          $ 3,000         Jacksonville Electric
                                        Authority, St. John's River
                                        Power Park, 6.50%,
                                        10/1/03                                 $ 3,362,670
Aa1         AA            4,000         Jacksonville Electric
                                        Authority, St. John's River
                                        Power Park, Crossover
                                        Refunding, 6.95%, 10/1/04                 4,420,080
Aa          AA-           2,000         City of Tallahassee, Electric
                                        Refunding Bonds, 5.90%,
                                        10/1/05                                   2,151,560
                                                                                -----------
                                                                                $ 9,934,310
                                                                                -----------

--------------------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        WATER & SEWER REVENUE - 4.6%
A3          A+          $  330          Dunes Community
                                        Development District,
                                        (Flagler County, Water &
                                        Sewer Project), 5.40%,
                                        10/1/00                                $    342,695
A3          A+              345         Dunes Community
                                        Development District,
                                        (Flagler County, Water &
                                        Sewer Project), 5.50%,
                                        10/1/01                                     360,180
A3          A+              365         Dunes Community Develop-
                                        ment District, (Flagler County,
                                        Water & Sewer Project), 5.60%,
                                        10/1/02                                     382,166
A3          A+              380         Dunes Community
                                        Development District,
                                        (Flagler County, Water &
                                        Sewer Project), 5.70%,
                                        10/1/03                                     400,155
A1          A+            1,110         Pinellas County FL, Water
                                        Revenue Certificates, 5.90%,
                                        10/1/01                                   1,139,126
Aa          AA-           1,700         St. Petersburg FL, Public
                                        Utility Revenue, 6.65%,
                                        10/1/03                                   1,941,625
Baa1        A             1,750         Puerto Rico Aqueduct &
                                        Sewer Authority, 7.875%,
                                        7/1/17                                    1,871,136
                                                                               ------------
                                                                               $  6,437,083
                                                                               ------------
            TOTAL TAX-EXEMPT INVESTMENTS
            (IDENTIFIED COST, $134,625,228)                                    $139,367,446
                                                                               ============

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 41.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.8% to 15.1% of total investments.

                       See notes to financial statements

                 New York Limited Maturity Tax Free Portfolio
          Portfolio of Investments - September 30, 1995 (Unaudited)

--------------------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS- 100%
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
                                        EDUCATION - 9.5%
Aaa         AA+         $  500          Dormitory Authority of the
                                        State of New York, Columbia
                                        University, 5.10%, 7/1/01               $   516,525
Aa          AA            2,250         Dormitory Authority of the
                                        State of New York, Cornell
                                        University, 7.375%, 7/1/20                2,539,035
Aa          AA            1,000         Dormitory Authority of the
                                        State of New York, Cornell
                                        University, 7.375%, 7/1/30                1,128,460
NR          AA            1,000         Dormitory Authority of the
                                        State of New York, Manhattan
                                        College, 6.10%, 7/1/04                    1,094,020
A1          A+            5,955         Dormitory Authority of the
                                        State of New York, University of
                                        Rochester, 6.50%, 7/1/09                  6,179,444
Baa1        BBB           1,000         Dormitory Authority of the
                                        State of New York, City
                                        University, 6.10%, 7/1/01                 1,053,200
Baa1        BBB+          1,000         Dormitory Authority of the
                                        State of New York, State
                                        University, 7.25%, 5/15/99                1,083,430
Baa1        BBB+          1,000         Dormitory Authority of the
                                        State of New York, State
                                        University, 5.20%, 5/15/03                  999,310
                                                                                -----------
                                                                                $14,593,424
                                                                                -----------
                                        ELECTRIC UTILITY - 2.9%
Aa          AA-         $ 3,125         Power Authority of the
                                        State of New York, 6.60%,
                                        1/1/02                                  $ 3,469,406
Aa          AA-             970         Power Authority of the State
                                        of New York, 7.875%, 1/1/07               1,056,301
                                                                                -----------
                                                                                $ 4,525,707
                                                                                -----------
                                        ESCROWED/PREREFUNDED - 15.5%
Aaa         AAA         $ 1,710         The City of New York,
                                        Escrowed to Maturity,
                                        (AMBAC), 6.25%, 8/1/02                  $ 1,873,527
Aaa         NR            2,250         Dormitory Authority of the
                                        State of New York, State
                                        University, Prerefunded to
                                        5/15/02, 6.75%, 5/15/21                   2,556,338
Aaa         AAA           5,000         New York Local Government
                                        Assistance Corporation,
                                        Prerefunded to 4/1/01, 7.00%,
                                        4/1/16                                    5,680,500
Aaa         AAA           2,000         New York State Housing
                                        Finance Agency, Escrowed to
                                        Maturity, 6.80%, 5/15/01                  2,224,480
Aaa         AAA             900         New York State Housing
                                        Finance Authority, State
                                        University, Escrowed to Maturity,
                                        7.80%, 5/1/01                             1,044,954
Aaa         AA-           2,275         Power Authority of the
                                        State of New York,
                                        Prerefunded to 1/1/96,
                                        7.375%, 1/1/18                            2,339,724
NR          AA-           2,750         Power Authority of the State
                                        of New York, Prerefunded
                                        to 1/1/98, 8.00%, 1/1/17                  3,019,280
Aaa         AAA           2,500         Suffolk County, New York Water
                                        Authority, (AMBAC), Prerefund-
                                        ed to 6/1/02, 6.00%, 6/1/17               2,735,525
Aaa         A+            1,900         Triborough Bridge and Tunnel
                                        Authority, Prerefunded to
                                        1/1/95, 7.25%, 1/1/06                     2,141,984
                                                                                -----------
                                                                                $23,616,312
                                                                                -----------
                                        GENERAL OBLIGATIONS - 8.1%
Baa1        BBB+        $   500         The City of New York,
                                        6.875%, 2/1/02                          $   533,510
Baa1        BBB+          1,000         The City of New York,
                                        6.375%, 8/1/05                            1,028,740
Baa1        BBB+          3,000         The City of New York,
                                        6.40%, 8/1/03                             3,130,770
Baa1        BBB+          1,500         The City of New York,
                                        6.375%, 8/1/06                            1,527,660
A           A-            1,500         State of New York,
                                        7.50%, 11/15/00                           1,710,765
A           A-            1,000         State of New York,
                                        7.50%, 11/15/01                           1,155,830
A           A-            2,000         State of New York,
                                        7.00%, 11/15/02                           2,277,880
Baa1        A             1,000         Puerto Rico Commonwealth,
                                        6.35%, 7/1/10                             1,055,680
                                                                                -----------
                                                                                $12,420,835
                                                                                -----------
                                        HOSPITALS - 5.4%
Baa         BBB         $  500          Cortland County Industrial
                                        Development Agency,
                                        Cortland Memorial Hospital
                                        Inc. Project, 6.15%, 7/1/02             $   510,710
NR          AAA           2,000         New York State Medical
                                        Care Facilities Finance
                                        Agency, Mount Sinai Hospital,
                                        5.40%, 8/15/00                            2,056,600
NR          AAA           3,000         New York State Medical Care
                                        Facilities Finance Agency,
                                        Mount Sinai Hospital, 5.50%,
                                        8/15/01                                   3,112,230
Baa1        BBB+          1,415         New York State Medical Care
                                        Facilities Finance Agency, Hospital
                                        and Nursing Home Revenue
                                        Bonds, 7.625%, 2/15/08                    1,523,219

--------------------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
Aa          AA            1,000         New York State Medical Care
                                        Facilities Finance Agency, Hospital
                                        and Nursing Home Revenue
                                        Bonds, 7.50%, 2/15/09                     1,094,350
                                                                                -----------
                                                                                $ 8,297,109
                                                                                -----------
                                        HOUSING - 0.7%
NR          AAA         $ 1,050         New York City Housing
                                        Development Corporation,
                                        6.70%, 6/1/00                           $ 1,109,430
                                                                                -----------
                                        INDUSTRIAL DEVELOPMENT REVENUE - 0.7%
A           NR          $ 1,045         United Nations Develop-
                                        ment Corporation, 5.70%,
                                        7/1/02                                  $ 1,099,152
                                                                                -----------
                                        INSURED EDUCATION - 2.8%
Aaa         AAA         $ 1,075         Dormitory Authority of the
                                        State of New York, Mt. Sinai
                                        School of Medicine, (MBIA),
                                        6.75%, 7/1/09                           $ 1,163,763
Aaa         AAA           2,000         Dormitory Authority of the
                                        State of New York, (FGIC),
                                        7.00% 7/1/13                              2,173,660
Aaa         AAA           1,000         Dormitory Authority of the
                                        State of New York, City
                                        University, (FGIC), 5.25%,
                                        7/1/06                                    1,015,510
                                                                                -----------
                                                                                $ 4,352,933
                                                                                -----------
                                        INSURED GENERAL OBLIGATIONS - 2.3%
Aaa         AAA         $   765         Brookhaven, New York,
                                        (MBIA), 5.50%, 5/1/02                   $   800,557
Aaa         AAA           2,750         Nassau County, New York,
                                        (FGIC), 5.10%, 8/1/04                     2,790,783
                                                                                -----------
                                                                                $ 3,591,340
                                                                                -----------
                                        INSURED HOSPITAL - 4.9%
Aaa         AAA         $ 4,450         New York State Medical
                                        Care Facilities Finance
                                        Agency, New York State
                                        Hospital, (AMBAC), 6.10%,
                                        2/15/04                                 $ 4,815,657
Aaa         AAA           2,500         New York State Medical Care
                                        Facilities Finance Agency,
                                        New York State Hospital,
                                        (AMBAC), 6.20%, 2/15/05                   2,723,900
                                                                                -----------
                                                                                $ 7,539,557
                                                                                -----------
                                        INSURED HOUSING - 1.3%
Aa          AA          $ 2,000         New York City Housing
                                        Development Corporation,
                                        (FHA), 5.40%, 11/1/05                   $ 1,998,360
                                                                                -----------
                                        INSURED MISCELLANEOUS - 0.7%
Aaa         AAA         $ 1,000         New York State Municipal
                                        Bond Bank Agency,
                                        (AMBAC), 6.625%,
                                        3/15/06                                 $ 1,089,480
                                                                                -----------
                                        INSURED SOLID WASTE - 0.7%
Aaa         AAA         $ 1,000         Duchess County Resource
                                        Recovery Agency, (FGIC),
                                        7.20%, 1/1/02                           $ 1,114,730
                                                                                -----------
                                        INSURED SPECIAL TAX - 0.7%
Aaa         AAA         $ 1,500         Municipal Assistance
                                        Corporation for the City
                                        of New York, (MBIA),
                                        6.875%, 7/1/01                          $ 1,060,030
                                                                                -----------
                                        INSURED TRANSPORTATION - 8.6%
Aaa         AAA         $   905         Metropolitan Transportation
                                        Authority for the City of
                                        New York, (MBIA),
                                        5.60%, 7/1/01                           $   951,065
Aaa         AAA           1,135         Metropolitan Transportation
                                        Authority for the City of
                                        New York, (MBIA), 5.80%,
                                        7/1/03                                    1,209,081
Aaa         AAA           3,500         The Port Authority of
                                        New York and New Jersey,
                                        (MBIA), 6.375%, 10/15/17                  3,632,020
Aaa         AAA           2,500         The Port Authority of
                                        New York and New Jersey,
                                        (AMBAC), 7.40%, 10/1/12                   2,806,725
Aaa         AAA           2,000         Triborough Bridge and
                                        Tunnel Authority, (MBIA),
                                        6.20%, 1/1/01                             2,157,980
Aaa         AAA           2,290         Triborough Bridge and
                                        Tunnel Authority, (FGIC),
                                        5.80%, 1/1/02                             2,432,324
                                                                                -----------
                                                                                $13,189,195
                                                                                -----------
                                        INSURED UTILITY - 5.0%
Aaa         AAA         $ 5,280         New York State Energy
                                        Research and Development
                                        Authority, Central Hudson
                                        Gas, (FGIC), 7.375%,
                                        10/1/14                                 $ 5,955,365
Aaa         AAA           1,600         New York State Power
                                        Authority, (MBIA), 7.875%,
                                        1/1/13                                    1,755,344
                                                                                -----------
                                                                                $ 7,710,709
                                                                                -----------
                                        INSURED WATER & SEWER - 2.7%
Aaa         AAA         $ 1,000         Buffalo New York Sewer
                                        Authority, (FGIC), 5.00%,
                                        7/1/03                                  $ 1,014,020
Aaa         AAA           1,000         New York City Municipal
                                        Water Finance Authority,
                                        (FGIC), 6.00%, 6/15/19                    1,003,170
Aaa         AAA           1,000         New York City Municipal
                                        Water Finance Authority,
                                        (AMBAC), 5.55%, 6/15/01                   1,045,530

                      TAX-EXEMPT INVESTMENTS (CONTINUED)
RATINGS (UNAUDITED)     PRINCIPAL
-------------------        AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)       SECURITY                                       VALUE
--------------------------------------------------------------------------------------------
Aaa         AAA           1,000         New York City Municipal
                                        Water Finance Authority,
                                        (AMBAC), 5.80%, 6/15/03                   1,060,340
                                                                               ------------
                                                                               $  4,123,060
                                                                               ------------
                                        LEASE REVENUE/CERTIFICATES
                                        OF PARTICIPATION - 5.8%
A1          AA          $ 3,000         Battery Park City Authority,
                                        6.00%, 11/1/03                         $  3,223,950
A1          AA            3,500         Housing New York Corp-
                                        oration, 6.00%, 11/1/03                   3,659,075
Baa1        A             2,000         Puerto Rico Public Buildings
                                        Authority, 5.30%, 7/1/03                  2,033,200
                                                                               ------------
                                                                               $  8,916,225
                                                                               ------------
                                        SPECIAL TAX REVENUE - 8.5%
Aa          AA-         $ 2,975         Municipal Assistance Corp-
                                        oration for the City of New
                                        York, 5.75%, 7/1/08                    $  3,047,412
Aa          AA-           2,500         Municipal Assistance Corp-
                                        oration for the City of New
                                        York, 7.30%, 7/1/08                       2,786,175
Aa          AA-           1,000         Municipal Assistance Corp-
                                        oration for the City of New
                                        York, 6.75%, 7/1/96                       1,058,650
A           A             1,750         New York Local Government
                                        Assistance Corporation,
                                        7.00%, 4/1/04                             1,945,615
A           A             2,120         New York Local Government
                                        Assistance Corporation,
                                        7.20%, 4/1/04                             2,378,237
A           A               750         New York Local Government
                                        Assistance Corporation,
                                        5.90%, 4/1/05                               791,985
Baa1        BBB+            660         New York State Medical Care
                                        Facilities Finance Agency,
                                        Mental Health Services Facilities,
                                        7.10%, 8/15/01                              717,783
Baa1        BBB+            350         Puerto Rico Infrastructure
                                        Financing Authority, 7.60%,
                                        7/1/00                                      383,184
                                                                               ------------
                                                                               $ 13,109,041
                                                                               ------------
                                        TRANSPORTATION - 7.6%
Baa1        BBB         $ 1,000         Metropolitan Transportation
                                        Authority, 5.375%, 7/1/02              $  1,017,140
A1          A             1,750         New York State Thruway
                                        Authority, 5.375%, 1/1/02                 1,809,290
Baa1        BBB           1,500         New York State Thruway
                                        Authority, 5.80%, 4/1/00                  1,553,220
Baa1        BBB           2,000         New York State Thruway
                                        Authority, 6.00% ,4/1/02                  2,086,060
Baa1        BBB           1,000         New York State Thruway
                                        Authority, 6.00%, 4/1/03                  1,039,050
Baa1        A             2,850         Puerto Rico Highway
                                        Authority, 6.75%, 7/1/05                  3,087,918
Aa          A+            1,000         Triborough Bridge and Tunnel
                                        Authority, 6.75%, 1/1/02                  1,090,630
                                                                               ------------
                                                                               $ 11,683,308
                                                                               ------------
                                        WATER & SEWER REVENUE - 5.6%
A           A-          $ 1,825         New York City Municipal
                                        Water Finance Authority,
                                        5.70%, 6/15/02                         $  1,909,461
Aa          AA-           1,000         New York State Environmental
                                        Facilities Corporation,
                                        7.50%, 3/15/11                            1,105,490
Aa          A             1,000         New York State Environmental
                                        Facilities Corporation,
                                        6.90%, 6/15/02                            1,128,390
Aa          A             1,125         New York State Environmental
                                        Facilities Corporation,
                                        6.50%, 6/15/04                            1,224,641
Aaa         AAA           1,000         New York State Environmental
                                        Facilities Corporation, County
                                        of Westchester Project, 6.30%,
                                        9/15/05                                   1,095,127
Aa          A             2,000         New York State Environmental
                                        Facilities Corporation, New York
                                        City Municipal Water Finance
                                        Authority, 6.60%, 6/15/05                 2,181,740
                                                                               ------------
                                                                               $  8,644,849
                                                                               ------------
            TOTAL TAX-EXEMPT INVESTMENTS
            (IDENTIFIED COST, $150,966,523)                                    $153,784,786
                                                                               ============

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 29.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 9.0% to 11.4% of total investments.

                       See notes to financial statements

                     Limited Maturity Tax Free Portfolios
                             Financial Statements

                                    STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------
                                        September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------
                                                                     FLORIDA                   NEW YORK
                                                                LIMITED PORTFOLIO          LIMITED PORTFOLIO
                                                                -----------------          -----------------
ASSETS:
    Investments-
      Identified cost                                               $134,625,228                $150,966,523
      Unrealized appreciation                                          4,742,218                   2,818,263
                                                                    ------------                ------------
    Total investments, at value (Note 1A)                           $139,367,446                $153,784,786
    Cash                                                                 717,672                     621,235
    Interest receivable                                                3,327,349                   2,769,529
    Deferred organization expenses (Note 1D)                              10,895                       6,647
                                                                    ------------                ------------
          Total assets                                              $143,423,362                $157,182,197
                                                                    ------------                ------------
LIABILITIES:
    Payable to affiliates -
      Trustees' fee                                                 $      2,590                $      2,590
      Custodian fees                                                       2,618                       3,034
    Accrued expenses                                                       2,693                       2,750
                                                                    ------------                ------------
          Total liabilities                                         $      7,901                $      8,374
                                                                    ------------                ------------
NET ASSETS applicable to investors' interest in Portfolio           $143,415,461                $157,173,823
                                                                    ============                ============

SOURCES OF NET ASSETS:
    Net proceeds from capital contributions and withdrawals         $138,673,243                $154,355,560
    Unrealized appreciation of investments
      (computed on the basis of identified cost)                       4,742,218                   2,818,263
                                                                    ------------                ------------
          Total                                                     $143,415,461                $157,173,823
                                                                    ============                ============



                       See notes to financial statements

                                           STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------
                               Six Months Ended September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------
                                                                        FLORIDA                 NEW YORK
                                                                    LIMITED PORTFOLIO      LIMITED PORTFOLIO
                                                                    -----------------      -----------------
INVESTMENT INCOME:
    Interest income                                                    $4,047,304               $4,335,568
                                                                       ----------               ----------

    Expenses-
      Investment adviser fee (Note 2)                                  $  351,182               $  379,668
      Compensation of Trustees not members of the
          Investment Adviser's organization                                 6,248                    6,248
      Custodian fees (Note 2)                                              39,730                   43,155
      Legal and accounting services                                        28,228                   28,628
      Amortization of organization expenses (Note 1D)                       2,108                    1,288
      Miscellaneous                                                        12,432                   10,041
                                                                       ----------               ----------
          Total expenses                                               $  439,928               $  469,028
      Deduct reduction of custodian fees (Note 2)                          12,321                   25,625
                                                                       ----------               ----------
          Net expenses                                                 $  427,607               $  443,403
                                                                       ----------               ----------
            Net investment income                                      $3,619,697               $3,892,165
                                                                       ----------               ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) -
          Investment transactions (identified cost basis)              $   (9,718)              $  268,341
          Financial futures contracts                                    (785,149)                (834,507)
                                                                       ----------               ----------
            Net realized loss                                          $ (794,867)              $ (566,166)
      Change in unrealized appreciation of investments                  4,028,540                3,748,252
                                                                       ----------               ----------
                Net realized and unrealized gain                       $3,233,673               $3,182,086
                                                                       ----------               ----------
                  Net increase in net assets from operations           $6,853,370               $7,074,251
                                                                       ==========               ==========




                       See notes to financial statements

                                     STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
                               Six Months Ended September 30, 1995 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                          FLORIDA                  NEW YORK
                                                                     LIMITED PORTFOLIO        LIMITED PORTFOLIO
                                                                     -----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS:
    From operations -
      Net investment income                                             $  3,619,697            $  3,892,165
      Net realized loss on investments                                      (794,867)               (566,166)
      Change in unrealized appreciation of investments                     4,028,540               3,748,252
                                                                        ------------            ------------
          Net increase in net assets from operations                    $  6,853,370            $  7,074,251
                                                                        ------------            ------------

    Capital transactions -
      Contributions                                                     $  4,437,740            $  5,054,457
      Withdrawals                                                        (32,454,564)            (28,587,309)
                                                                        ------------            ------------
          Decrease in net assets resulting from capital transactions    $(28,016,824)           $(23,532,852)
                                                                        ------------            ------------
            Total decrease in net assets                                $(21,163,454)           $(16,458,601)

NET ASSETS:
    At beginning of period                                               164,578,915             173,632,424
                                                                        ------------            ------------
    At end of period                                                    $143,415,461            $157,173,823
                                                                        ============            ============
---------------------------------------------------------------------------------------------------------------
                                         Year Ended March 31, 1995
---------------------------------------------------------------------------------------------------------------
                                                                          FLORIDA                  NEW YORK
                                                                     LIMITED PORTFOLIO        LIMITED PORTFOLIO
                                                                     -----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS
    From operations -
      Net investment income                                             $  8,483,858            $  8,821,606
      Net realized loss on investment transactions                        (4,072,437)             (2,970,287)
      Change in unrealized appreciation of investments                     5,067,690               3,317,903
                                                                        ------------            ------------
          Net increase in net assets from operations                    $  9,479,111            $  9,169,222
                                                                        ------------            ------------
    Capital transactions -
      Contributions                                                     $ 29,535,670            $ 23,864,886
      Withdrawals                                                        (60,412,518)            (43,169,334)
                                                                        ------------            ------------
          Decrease in net assets resulting from capital transactions    $(30,876,848)           $(19,304,448)
                                                                        ------------            ------------
            Total decrease in net assets                                $(21,397,737)           $(10,135,226)

NET ASSETS:
    At beginning of year                                                 185,976,652             183,767,650
                                                                        ------------            ------------
    At end of year                                                      $164,578,915            $173,632,424
                                                                        ============            ============

                       See notes to financial statements

                                                   SUPPLEMENTARY DATA
------------------------------------------------------------------------------------------------------------------------
                                                                                FLORIDA LIMITED PORTFOLIO
                                                              ----------------------------------------------------------
                                                               SIX MONTHS ENDED                 YEAR ENDED MARCH 31,
                                                              SEPTEMBER 30, 1995           -----------------------------
                                                                  (UNAUDITED)                1995                1994*
                                                              ------------------           --------             --------
RATIOS (AS A PERCENTAGE OF AVERAGE NET ASSETS):
      Net expenses                                                      0.57%+                 0.52%                0.49%+
      Net investment income                                             4.71%+                 4.73%                4.53%+

PORTFOLIO TURNOVER                                                         3%                    44%                   8%
NET ASSETS, END OF PERIOD (000 OMITTED)                             $143,415               $164,579             $185,977

                                                                                NEW YORK LIMITED PORTFOLIO
                                                              ----------------------------------------------------------
                                                               SIX MONTHS ENDED                 YEAR ENDED MARCH 31,
                                                              SEPTEMBER 30, 1995           -----------------------------
                                                                  (UNAUDITED)                1995                1994*
                                                              ------------------           --------             --------
RATIOS (AS A PERCENTAGE OF AVERAGE NET ASSETS):
      Net expenses                                                      0.56%+                 0.52%                0.47%+
      Net investment income                                             4.65%+                 4.79%                4.50%+

PORTFOLIO TURNOVER                                                        12%                    31%                   5%
NET ASSETS, END OF PERIOD (000 OMITTED)                             $157,174               $173,632             $183,768

+    Computed on an annualized basis.
*    For the period from the start of business, May 3, 1994, to March 31, 1994.


                       See notes to financial statements

                        Notes to Financial Statements
                                 (Unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Florida Limited Maturity Tax Free Portfolio ("Florida Limited Portfolio") and New York Limited Maturity Tax Free Portfolio ("New York Limited Portfolio"), collectively "the Portfolios," are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

C. INCOME TAXES - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolios' investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

E. FINANCIAL FUTURES CONTRACTS - Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Portfolios may engage in When-issued and Delayed Delivery Transactions. The Portfolios record When-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a When-issued or Delayed Delivery basis are marked to market daily and begin earning interest on settlement date.

G. OTHER - Investment transactions are accounted for on a trade date basis.

H. INTERIM FINANCIAL INFORMATION - The interim financial statements relating to September 30, 1995 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

--------------------------------------------------------------------------------

For the six months ended September 30, 1995 each portfolio paid advisory fees as follows:

PORTFOLIO                                                    AMOUNT                   EFFECTIVE RATE*
-----------                                                ----------                 ---------------
Florida Limited Portfolio                                   $351,182                      0.46%
New York Limited Portfolio                                   379,668                      0.45%

* Advisory fees paid as a percentage of average daily net assets (annualized).

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. For the six months ended September 30, 1995, credits used to reduce custodian fees amounted to $12,321 and $25,625 for the Florida Limited Portfolio and New York Limited Portfolio, respectively. Certain of the officers and Trustees of the Portfolios are officers and direct ors/trustees of the above organizations. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------

(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, were as follows:
                                                          FLORIDA                 NEW YORK
                                                     LIMITED PORTFOLIO       LIMITED PORTFOLIO
                                                     -----------------       -----------------
Purchases                                               $ 5,162,750             $18,971,165
Sales                                                    29,275,564              34,910,838

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at September 30, 1995, as computed on a Federal income tax basis, are as follows:

                                                      FLORIDA              NEW YORK
                                                 LIMITED PORTFOLIO    LIMITED PORTFOLIO
                                                 -----------------    -----------------
Aggregate cost                                      $134,625,228        $150,966,523
                                                    ============        ============

Gross unrealized appreciation                       $  4,948,721        $  3,131,891
Gross unrealized depreciation                            206,503             313,628
                                                    ------------        ------------

Net unrealized appreciation                         $  4,742,218        $  2,818,263
                                                    ============        ============

--------------------------------------------------------------------------------
(5) LINE OF CREDIT

The Portfolios participate with other Portfolios and Funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Portfolio or Fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a Federal funds effective rate. In addition, a fee computed at an annual rate of 1\4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating Funds and Portfolios at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the period.

--------------------------------------------------------------------------------
(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolios' have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios had no such obligations outstanding at September 30, 1995.

INVESTMENT ADVISER OF LIMITED MATURITY TAX FREE PORTFOLIOS
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL LIMITED MATURITY TAX FREE FUNDS
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104




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  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses.  Please
                   read the prospectus carefully before you
                            invest or send money.


                         EATON VANCE INVESTMENT TRUST
                              24 FEDERAL STREET
                               BOSTON, MA 02110
                                                                        T-CSRC